Monthly Noteholder's Statement

GE Capital Credit Card Master Note Trust

Series 2011 - 3

Class A LIBOR + 0.2300% Notes

Class B LIBOR + 0.8500% Notes

Class C LIBOR + 1.5500% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2011 - 3 Indenture Supplement (the "Indenture Supplement"), dated as of September 20, 2011, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2011 - 3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of February 15, 2013, and with respect to the performance of the Trust during the Monthly Period ended January 21, 2013 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated.The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	01/31/2013
Monthly Period Beginning:	12/22/2012
Monthly Period Ending:	01/21/2013
Previous Payment Date:	01/15/2013
Payment Date:	02/15/2013
Interest Period Beginning:	01/15/2013
Interest Period Ending:	02/14/2013
Days in Monthly Period:	31
Days in Interest Period:	31
LIBOR Determination Date	01/11/2013
LIBOR Rate	0.20570%
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning				36,683,421
b.	Number of Accounts Ending				36,160,586
c.	Average Accounts Balance (q / b)				522.88

d.	BOP Principal Receivables				19,285,562,353.52
e.	BOP Finance Charge Receivables				1,089,258,657.81
f.	BOP Total Receivables				20,374,821,011.33

g.	Increase in Principal Receivables from Additional Accounts				0.00
h.	Increase in Principal Activity on Existing Securitized Accounts				2,418,667,248.57
i.	Increase in Finance Charge Receivables from Additional Accounts				0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts				412,003,378.53
k.	Increase in Total Receivables				2,830,670,627.10

l.	Decrease in Principal Receivables due to Account Removal				0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts				2,796,762,585.99
n.	Decrease in Finance Charge Receivables due to Account Removal				0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts				415,656,817.92
p.	Decrease in Total Receivables				3,212,419,403.91

q.	EOP Aggregate Principal Receivables				18,907,467,016.10
r.	EOP Finance Charge Receivables				1,085,605,218.42
s.	EOP Total Receivables				19,993,072,234.52

t.	Excess Funding Account Balance				0.00

u.	Required Principal Balance				17,241,675,610.97
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)				1,039,910,685.89
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.d.ii+II.a.ii+II.b.ii+II.b.iii))				1,665,791,405.13

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period			16,181,393,513.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws			0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired			400,000,000.00
	iv.	As of Payment Date			15,781,393,513.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period			1,060,282,097.97
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance			0.00
	iv.	Reductions in Required Excess Collateral Amount			70,588,235.29
	v.	Increase in Unreimbursed Investor Charge-Off			0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off			0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections			0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections			0.00
	ix.	As of Payment Date			989,693,862.68

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period			17,241,675,610.97
	ii.	Beginning of Interest Period			17,241,675,610.97
	iii.	As of Payment Date			16,771,087,375.68

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current			25.6276%
	ii.	Prior Monthly Period			26.5749%
	iii.	Two Months Prior Monthly Period			27.2676%
	iv.	Three-Month Average			26.4901%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current			13.9855%
	ii.	Prior Monthly Period			14.3798%
	iii.	Two Months Prior Monthly Period			14.3441%
	iv.	Three-Month Average			14.2365%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current			6.0284%
	ii.	Prior Monthly Period			6.1005%
	iii.	Two Months Prior Monthly Period			6.7341%
	iv.	Three-Month Average			6.2876%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)				6.1959%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current			5.0995%
	ii.	Prior Monthly Period			5.0805%
	iii.	Two Months Prior Monthly Period			5.6298%
	iv.	Three-Month Average			5.2699%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)				5.2671%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)				16.1999%

h.	Default Amount for Defaulted Accounts				99,575,926.24
i.	Recovery Amount				14,927,382.53
j.	Collections
	i.	Total Trust Finance Charge Collections			396,942,199.49
	ii.	Total Trust Principal Collections			2,697,186,659.75
	iii.	Total Trust Collections			3,094,128,859.24

k.	Delinquency Data			Percentage	Total Receivables
	i.	1-29 Days Delinquent		3.7254%	744,815,876.54
	ii.	30-59 Days Delinquent		1.1595%	231,821,816.50
	iii.	60-89 Days Delinquent		0.8603%	172,009,819.21
	iv.	90-119 Days Delinquent		0.6993%	139,805,063.33
	v.	120-149 Days Delinquent		0.6148%	122,908,010.93
	vi.	150-179 Days Delinquent		0.4869%	97,340,514.56
	vii.	180 or Greater Days Delinquent		0.0000%	0.00

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current			19.4318%
	ii.	Prior Monthly Period			20.2713%
	iii.	Two Months Prior Monthly Period			20.1413%
	iv.	Three-Month Average			19.9481%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current			2.5757%
	ii.	Prior Monthly Period			2.5788%
	iii.	Two Months Prior Monthly Period			2.5778%
	iv.	Three-Month Average			2.5774%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current			16.8561%
	ii.	Prior Monthly Period			17.6925%
	iii.	Two Months Prior Monthly Period			17.5635%
	iv.	Quarterly Excess Spread Percentage			17.3707%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.				0.375186

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.				0.375186

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.				0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.				0.909075

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.				0.909075

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.				0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.				1.511853

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.				1.511853

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.				0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance				750,000,000.00
b.	Class B Note Initial Principal Balance				108,196,721.00
c.	Class C Note Initial Principal Balance				71,311,476.00
d.	Initial Excess Collateral Amount				54,098,361.00
e.	Initial Collateral Amount				983,606,558.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period			750,000,000.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			750,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period			108,196,721.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			108,196,721.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period			71,311,476.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			71,311,476.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period			54,098,361.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Reduction in Excess Collateral Amount			0.00
	iv.	As of Payment Date			54,098,361.00

j.	Collateral Amount
	i.	Beginning of Interest Period			983,606,558.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs			0.00
	iv.	Increase/Decrease in Reallocated Principal Collections			0.00
	v.	Reduction in Excess Collateral Amount			0.00
	vi.	Principal Accumulation Account Deposit			0.00
	vii.	As of Payment Date			983,606,558.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance			5.2022%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount			N/A

k.	Required Excess Collateral Amount				54,098,361.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs				0.00
b.	Current Unreimbursed Investor Defaults				0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount				0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)				0.00
e.	Ending Unreimbursed Investor Charge-Offs				0.00
f.	Beginning Unreimbursed Reallocated Principal Collections				0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7				0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)				0.00
i.	Ending Unreimbursed Reallocated Principal Collections				0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts				983,606,558.00

b.	Allocation Percentage Numerator - for Principal Collections				983,606,558.00

c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period			19,285,562,353.52
	ii.	Number of Days at Balance			31
	iii.	Average Principal Balance			19,285,562,353.52

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts				17,241,675,610.97

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections				17,241,675,610.97

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)				5.1002%
g.	Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)				5.1002%
h.	Series Allocation Percentage				5.7048%

IX. Collections and Allocations				Trust	Series

a.	Finance Charge Collections			396,942,199.49	20,244,934.70
b.	Recoveries			14,927,382.53	761,329.70
c.	Principal Collections			2,697,186,659.75	137,562,516.36
d.	Default Amount			99,575,926.24	5,078,593.63
e.	Dilution			184,992,482.53	9,435,027.91
f.	Investor Uncovered Dilution Amount			0.00	0.00
g.	Dilution including Fraud Amount			187,684,917.84

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections			20,244,934.70
	ii.	Excess Finance Charge Collections allocable to Series 2011 - 3			0.00
	iii.	Principal Accumulation Account Investment Proceeds			0.00
	iv.	Investment earnings in the Reserve Account			0.00
	v.	Reserve Account Draw Amount			0.00
	vi.	Net Swap Receipts			N/A
	vii.	Recoveries			761,329.70
i.	Available Finance Charge Collections (Sum of h.i through h.vii)				21,006,264.40
j.	Total Collections (c.Series + i.)				158,568,780.76
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)				487,580.93

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections				21,006,264.40

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000			0.00
	b.	Payment to the Trustee, to a maximum of $25,000			0.00
	c.	Payment to the Administrator, to a maximum of $25,000			19.97

ii.	To the Servicer:
	a.	Noteholder Servicing Fee			1,639,344.26
	b.	Noteholder Servicing Fee previously due but not paid			0.00
	c.	Total Noteholder Servicing Fee			1,639,344.26

iii.	On a pari passu basis:
	a.	Class A Monthly Interest			281,389.58
	b.	Class A Deficiency Amount			0.00
	c.	Class A Additional Interest			0.00
	d.	Class A Additional Interest not paid on prior Payment Date			0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest			98,358.93
	b.	Class B Deficiency Amount			0.00
	c.	Class B Additional Interest			0.00
	d.	Class B Additional Interest not paid on prior Payment Date			0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest			107,812.45
	b.	Class C Deficiency Amount			0.00
	c.	Class C Additional Interest			0.00
	d.	Class C Additional Interest not paid on prior Payment Date			0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount			5,078,593.63
	b.	Aggregate Investor Uncovered Dilution Amount			0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs			0.00
	b.	Reallocated Principal Collections			0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount				0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account				0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall				0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty			N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty			N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty			N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above				0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:				13,800,745.58

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or			0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2011_3 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.			0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One				230,663,661.84
b.	Finance Charge Shortfall for Series 2011 - 3				0.00
c.	Finance Charge Shortfall for all Series in Group One				0.00
d.	Excess Finance Charges Collections Allocated to Series 2011 - 3				0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections				137,562,516.36
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7				0.00
c.	Plus: Shared Principal Collections allocated to this Series				0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)				5,078,593.63
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)				0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)				0.00

g.	Available Principal Collections (Deposited to Principal Account)				142,641,109.99
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)			142,641,109.99
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)			0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)			0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)			142,641,109.99
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders		0.00
		b.	Principal paid to Class B Noteholders		0.00
		c.	Principal paid to Class C Noteholders		0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2011 - 3)			2,432,117,292.65
	vii.	Series Principal Shortfall			0.00
	viii.	Shared Principal Collections allocated to this Series from other Series			0.00

XIII. Series 2011 - 3 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)				2.00
b.	Controlled Accumulation Amount				0.00
c.	Controlled Deposit Amount				0.00
d.	Accumulation Shortfall				0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)				5/15/2013
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)				0.00
c.	Beginning Available Reserve Account Amount				0.00
d.	Reserve Draw Amount				0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.				0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)				0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)				0.00
h.	Ending Available Reserve Account Amount				0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage				0.00%
b.	Required Spread Account Amount				0.00
c.	Beginning Available Spread Account Amount				0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall				0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date				0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event				0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default				0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency				0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount				0.00
j.	Ending Available Spread Account Amount				0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest				0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:				No
	i.	Free Equity Amount			1,665,791,405.13
	ii.	Minimum Free Equity Amount			1,039,910,685.89
	iii.	Excess Free Equity Amount			625,880,719.24

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:				No
	i.	Note Trust Principal Balance			18,907,467,016.10
	ii.	Required Principal Balance			17,241,675,610.97
	iii.	Excess Principal Balance			1,665,791,405.13

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:				No
	i.	Three month Average Portfolio Yield			19.9481%
	ii.	Three month Average Base Rate			2.5774%
	iii.	Three month Average Excess Spread			17.3707%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date				No
	i.	Expected Principal Payment Date			09/16/2013
	ii.	Current Payment Date			02/15/2013

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?				No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?				No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?				No
h.	Has an early amortization event occurred?				No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of February 2013.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory